As filed with the Securities and Exchange Commission on February 13, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Air Freight & Logistics - 0.5%
128,923	UTi Worldwide, Inc. *	$1,556,101

Airlines - 2.2%
101,947	Hawaiian Holdings, Inc. *	2,655,719
46,995	Spirit Airlines, Inc. *	3,551,882
		6,207,601
Auto Components - 0.8%
45,317	Drew Industries, Inc. *	2,314,339

Biotechnology - 1.6%
21,654	Cepheid *	1,172,348
25,423	Medivation, Inc. *	2,532,385
21,378	NewLink Genetics Corp. *	849,775
		4,554,508
Building Products - 2.7%
96,902	Apogee Enterprises, Inc.	4,105,738
82,761	Patrick Industries, Inc. *	3,639,829
		7,745,567
Capital Markets - 1.7%
13,945	Affiliated Managers Group, Inc. *	2,959,687
49,022	Financial Engines, Inc.	1,791,754
		4,751,441
Commercial Services & Supplies - 5.1%
30,502	G&K Services, Inc.	2,161,067
118,062	Healthcare Services Group, Inc.	3,651,658
22,995	Herman Miller, Inc.	676,743
37,856	Knoll, Inc.	801,411
52,917	Mobile Mini, Inc.	2,143,668
40,437	Steelcase, Inc.	725,844
107,011	US Ecology, Inc.	4,293,281
		14,453,672
Communications Equipment - 1.2%
182,649	Ciena Corp. *	3,545,217

Construction & Engineering - 1.7%
107,609	EMCOR Group, Inc.	4,787,524

Distributors: 2.2%
170,266	LKQ Corp. *	4,787,880
25,775	Pool Corp.	1,635,166
		6,423,046
Diversified Consumer Services - 1.0%
83,729	Liberty Tax, Inc. *	2,992,474

Diversified Telecommunication Services - 1.5%
120,196	Cogent Communications Holdings, Inc.	4,253,736

Electrical Equipment - 0.6%
32,511	Power Solutions International, Inc. *	1,677,893

Food Products - 1.3%
25,110	Treehouse Foods, Inc. *	2,147,658
46,699	Whitewave Foods Co. *	1,633,998
		3,781,656
Health Care Equipment & Supplies - 6.0%
111,519	Cerus Corp. *	695,879
38,874	Cyberonics, Inc. *	2,164,504
51,161	Insulet Corp. *	2,356,476
99,777	LDR Holding Corp. *	3,270,690
331,924	Orasure Technologies, Inc. *	3,365,709
129,292	Spectranetics Corp. *	4,470,917
54,835	Trinity Biotech Plc - ADR	960,161
		17,284,336
Health Care Providers & Services - 10.5%
28,454	AmSurg Corp. *	1,557,287
7,113	Athenahealth, Inc. *	1,036,364
112,100	Brookdale Senior Living, Inc. *	4,110,707
38,114	Centene Corp. *	3,958,139
71,405	MEDNAX, Inc. *	4,720,585
28,854	MWI Veterinary Supply, Inc. *	4,902,583
48,331	Team Health Holdings, Inc. *	2,780,482
41,499	Universal Health Services, Inc.	4,617,179
45,726	VCA, Inc. *	2,230,057
		29,913,383
Health Care Technology - 2.1%
70,492	Medidata Solutions, Inc. *	3,365,993
103,068	Veeva Systems, Inc. *	2,722,026
		6,088,019
Hotels, Restaurants & Leisure - 7.7%
135,446	Kona Grill, Inc. *	3,127,448
105,007	Life Time Fitness, Inc. *	5,945,496
155,531	Noodles & Company *	4,098,242
45,057	Papa John's International, Inc.	2,514,181
44,749	Red Robin Gourmet Burgers, Inc. *	3,444,554
84,865	Texas Roadhouse, Inc.	2,865,043
		21,994,964
Insurance - 2.4%
161,303	Amerisafe, Inc.	6,832,795

Internet Software & Services - 3.6%
24,429	Borderfree, Inc. *	218,884
61,822	Dealertrack Technologies, Inc. *	2,739,333
38,598	Demandware, Inc. *	2,220,929
28,895	Endurance International Group Holdings, Inc. *	532,535
397,196	Marin Software, Inc. *	3,360,278
35,422	New Relic, Inc. *	1,234,102
		10,306,061

IT Services - 2.3%
81,085	iGate Corp. *	3,201,236
73,738	Syntel, Inc. *	3,316,735
		6,517,971
Life Sciences Tools & Services - 1.2%
67,038	ICON Plc *	3,418,268

Machinery - 5.2%
71,064	CLARCOR, Inc.	4,735,705
44,477	Middleby Corp. *	4,407,671
286,963	Mueller Water Products, Inc.	2,938,501
58,316	Woodward, Inc.	2,870,896
		14,952,773
Media - 1.4%
118,052	The E.W. Scripps Company *	2,638,462
99,680	Global Eagle Entertainment, Inc. *	1,356,645
		3,995,107
Metals & Mining - 1.2%
130,845	Globe Specialty Metals, Inc.	2,254,460
67,757	Horsehead Holding Corp. *	1,072,593
		3,327,053
Multiline Retail - 1.3%
165,535	Tuesday Morning Corp. *	3,592,110

Oil, Gas & Consumable Fuels - 0.2%
35,287	Matador Resources Co. *	713,856

Personal Products - 0.1%
11,884	Inter Parfums, Inc.	326,216

Pharmaceuticals - 2.5%
45,103	Aratana Therapeutics, Inc. *	803,735
276,728	Horizon Pharma Plc *	3,567,024
30,991	Pacira Pharmaceuticals, Inc. *	2,747,662
		7,118,421
Professional Services - 2.0%
118,549	The Advisory Board Co. *	5,806,530

Road & Rail - 2.3%
47,468	Genesee & Wyoming, Inc. *	4,268,322
78,852	Swift Transportation Co. *	2,257,533
		6,525,855
Semiconductors & Semiconductor Equipment - 7.6%
68,615	Cavium, Inc. *	4,241,779
383,481	Integrated Device Technology, Inc. *	7,516,228
62,913	Monolithic Power Systems, Inc.	3,129,293
202,160	PDF Solutions, Inc. *	3,004,098
51,685	Skyworks Solutions, Inc.	3,758,016
		21,649,414
Software - 7.3%
61,090	Fair Isaac Corp.	4,416,807
73,283	Monotype Imaging Holdings, Inc.	2,112,749
75,404	Qlik Technologies, Inc. *	2,329,229

100,881	RealPage, Inc. *	2,215,347
47,365	Tableau Software, Inc. *	4,014,657
97,938	Verint Systems, Inc. *	5,707,827
		20,796,616
Specialty Retail - 3.9%
45,369	Five Below, Inc. *	1,852,416
75,751	GameStop Corp.	2,560,384
155,917	Marinemax, Inc. *	3,126,136
61,210	Monro Muffler Brake, Inc.	3,537,938
		11,076,874
Textiles, Apparel & Luxury Goods - 1.8%
97,243	Kate Spade & Co. *	3,112,749
34,791	Oxford Industries, Inc.	1,920,811
		5,033,560
Trading Companies & Distributors - 0.7%
65,967	H&E Equipment Services, Inc.	1,853,013

TOTAL COMMON STOCKS
(Cost $225,404,892)		278,167,970

EXCHANGE-TRADED FUNDS: 1.1%
16,417	SPDR Series Trust S&P Biotech	3,064,069
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,654,449)		3,064,069

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
4,595,032	SEI Daily Income Trust Government Fund - Class B, 0.020% (1)	4,595,032
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,595,032)		4,595,032

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost $232,654,373)		285,827,071
Liabilities in Excess of Other Assets - (0.1)%		(134,277)
TOTAL NET ASSETS - 100.0%		$285,692,794

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

	Cost of investments	$233,582,610
	Gross unrealized appreciation	56,934,793
	Gross unrealized depreciation	(4,690,332)
	Net unrealized appreciation	$52,244,461

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$278,167,970	$-	$-	$278,167,970
Exchange-Traded Funds	3,064,069	-	-	$3,064,069
Short-Term Investments	4,595,032	-	-	$4,595,032
Total Investments	$285,827,071	$-	$-	$285,827,071

TCM SMALL-MID CAP GROWTH

SCHEDULE OF INVESTMENTS at December 31, 2014 (Unaudited)

Shares	Value
COMMON STOCKS - 97.3%
Air Freight & Logistics - 0.5%
UTi Worldwide, Inc. *	$253,591

Airlines - 2.1%
Hawaiian Holdings, Inc. *	433,055
Spirit Airlines, Inc. *	583,931
1,016,986
Auto Components - 0.8%
Drew Industries, Inc. *	371,024

Biotechnology - 1.6%
Cepheid *	191,331
Medivation, Inc. *	417,665
NewLink Genetics Corp. *	138,767
747,763
Building Products - 2.7%
Apogee Enterprises, Inc.	677,284
Patrick Industries, Inc. *	596,149
1,273,433
Capital Markets - 0.9%
Affiliated Managers Group, Inc. *	441,671

Commercial Services & Supplies - 6.2%
G&K Services, Inc.	372,954
Healthcare Services Group, Inc.	593,671
Herman Miller, Inc.	111,157
Knoll, Inc.	131,635
Mobile Mini, Inc.	344,578
Steelcase, Inc.	119,224
US Ecology, Inc.	705,831
Waste Connections, Inc.	605,259
2,984,309
Communications Equipment - 1.9%
Ciena Corp. *	485,949
Palo Alto Networks, Inc. *	409,996
895,945
Construction & Engineering - 2.2%
EMCOR Group, Inc.	736,754
Quanta Services, Inc. *	306,669
1,043,423
Distributors - 2.2%
LKQ Corp. *	789,722
Pool Corp.	266,638
1,056,360
Diversified Telecommunication Services - 3.0%
Cogent Communications Holdings, Inc.	699,306
Zayo Group Holdings, Inc. *	756,027
1,455,333

Electrical Equipment - 2.4%
Acuity Brands, Inc.	470,775
Amtek, Inc.	458,776
Power Solutions International, Inc. *	269,817
1,199,368
Food Products - 1.3%
Treehouse Foods, Inc. *	350,245
Whitewave Foods Co. *	266,064
616,309
Health Care Equipment & Supplies - 4.5%
Cyberonics, Inc. *	357,020
Insulet Corp. *	383,588
LDR Holding Corp. *	537,690
Spectranetics Corp. *	715,322
Trinity Biotech Plc - ADR	158,606
2,152,226
Health Care Providers & Services - 13.3%
AmSurg Corp. *	256,903
Athenahealth, Inc. *	170,906
Brookdale Senior Living, Inc. *	625,260
Catamaran Corp. *	622,190
Centene Corp. *	647,920
Envision Healthcare Holdings, Inc. *	351,826
Henry Schein, Inc. *	492,318
MEDNAX, Inc. *	733,557
MWI Veterinary Supply, Inc. *	886,590
Team Health Holdings, Inc. *	457,824
Universal Health Services, Inc.	758,348
VCA, Inc. *	365,385
6,369,027
Health Care Technology - 2.1%
Medidata Solutions, Inc. *	546,881
Veeva Systems, Inc. *	449,023
995,904
Hotels, Restaurants & Leisure - 6.4%
Life Time Fitness, Inc. *	969,901
Noodles & Company *	673,769
Papa John's International, Inc.	409,181
Red Robin Gourmet Burgers, Inc. *	561,302
Texas Roadhouse, Inc.	472,370
3,086,523
Internet Software & Services - 3.4%
CoStar Group, Inc. *	517,836
Dealertrack Technologies, Inc. *	437,473
Demandware, Inc. *	365,724
Endurance International Group Holdings, Inc. *	87,469
New Relic, Inc. *	203,849
1,612,351
IT Services - 2.2%
iGate Corp. *	524,926

Syntel, Inc. *	540,750
1,065,676
Life Sciences Tools & Services - 1.2%
ICON Plc *	559,411

Machinery - 4.5%
CLARCOR, Inc.	735,972
Middleby Corp. *	727,196
Westinghouse Air Brake Technologies Corp.	241,293
Woodward, Inc.	474,233
2,178,694
Media - 0.9%
The E.W. Scripps Company *	429,992

Metals & Mining - 1.1%
Globe Specialty Metals, Inc.	371,927
Horsehead Holding Corp. *	177,137
549,064
Multiline Retail - 1.1%
Tuesday Morning Corp. *	516,243

Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc. *	130,029
Matador Resources Co. *	115,796
245,825
Personal Products - 0.1%
Inter Parfums, Inc.	53,116

Pharmaceuticals - 1.0%
Pacira Pharmaceuticals, Inc. *	453,319

Professional Services - 2.0%
The Advisory Board Co. *	958,539

Real Estate Management & Development - 1.1%
Jones Lang Lasalle, Inc.	527,754

Road & Rail - 2.1%
Genesee & Wyoming, Inc. *	637,083
Swift Transportation Co. *	372,133
1,009,216
Semiconductors & Semiconductor Equipment - 8.9%
Cavium, Inc. *	692,631
Integrated Device Technology, Inc. *	1,169,767
Lam Research Corp.	805,936
Monolithic Power Systems, Inc.	477,007
PDF Solutions, Inc. *	492,044
Skyworks Solutions, Inc.	619,562
4,256,947
Software - 7.0%
Fair Isaac Corp.	482,819
Monotype Imaging Holdings, Inc.	344,980

Qlik Technologies, Inc. *	382,356
RealPage, Inc. *	363,658
Solera Holdings, Inc.	291,573
Tableau Software, Inc. *	629,428
Verint Systems, Inc. *	841,155
3,335,969
Specialty Retail - 3.8%
Five Below, Inc. *	302,305
GameStop Corp.	420,540
Marinemax, Inc. *	516,628
Monro Muffler Brake, Inc.	582,566
1,822,039
Textiles, Apparel & Luxury Goods - 1.7%
Kate Spade & Co. *	510,527
Oxford Industries, Inc.	312,765
823,292
Trading Companies & Distributors - 0.6%
H&E Equipment Services, Inc.	276,490

TOTAL COMMON STOCKS
(Cost $37,529,699)	46,633,132

EXCHANGE-TRADED FUNDS: 1.1%
SPDR Series Trust S&P Biotech	503,741
TOTAL EXCHANGE-TRADED FUNDS
(Cost $436,230)	503,741

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
SEI Daily Income Trust Government Fund - Class B, 0.020% (1)	455,164
TOTAL SHORT-TERM INVESTMENTS
(Cost $455,164)	455,164

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost $38,421,093)	47,592,037
Other Assets in Excess of Liabilities - 0.7%	314,727
TOTAL NET ASSETS - 100.0%	$47,906,764

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Cost of investments	$38,548,548
Gross unrealized appreciation	9,749,144
Gross unrealized depreciation	(705,655)
Net unrealized appreciation	$9,043,489

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM SMALL-Mid CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The TCM Small-Mid Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$46,633,132	$-	$-	$46,633,132
Exchange-Traded Funds	503,741	-	-	503,741
Short-Term Investments	455,164	-	-	455,164
Total Investments	$47,592,037	$-	$-	$47,592,037

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date            2/5/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date            2/5/2015

By (Signature and Title)*            /s/  Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date            2/5/2015

* Print the name and title of each signing officer under his or her signature.